CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015		Dec. 31, 2014	Dec. 31, 2013
Investments in real estate:
Land	$ 6,208,327	[1]	$ 5,422,647	$ 2,514,009
Buildings and improvements	28,564,472		23,961,608	9,685,361
Investment in real estate,Gross	34,772,799	[1]	29,384,255	12,199,370
Accumulated depreciation	(1,343,323)	[1]	(592,114)	(73,950)
Investments in real estate, net	33,429,476	[1]	28,792,141	12,125,420
Cash	1,301,453	[1]	3,343,236	2,134,510
Rents and other receivables	218,533	[1]	157,230	10,053
Property tax and insurance reserves	0		260,123	0
Prepaid expenses and deposits	53,801	[1]	124,781	151,128
Escrow deposits	181,177	[1]	96,483
Lease origination costs, net	186,046	[1]	168,145	75,038
Deferred loan fees, net	402,622	[1]	333,544	0
Deferred stock issuance costs	554,990	[1]	535,450	35,000
Total Assets	36,328,098	[1]	33,811,133	14,531,149
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,129,475	[1]	718,162	347,179
Security deposits	382,329	[1]	306,004	156,985
Notes payable	15,049,125	[1]	11,522,140	0
Total Liabilities	$ 16,560,929	[1]	$ 12,546,306	$ 504,164
Commitments and contingencies
Stockholders' Equity
Preferred stock, $.001 par value; 25,000,000 shares authorized; No shares issued or outstanding	$ 0		$ 0	$ 0
Common Stock, Value	7,017		7,017	4,393
Additional paid-in capital	24,601,295	[1]	24,601,295	16,036,648
Accumulated deficit	(4,841,143)	[1]	(3,343,485)	(2,014,056)
Total Stockholders' Equity	19,767,169	[1]	21,264,827	14,026,985
Total Liabilities and Stockholders' Equity	$ 36,328,098	[1]	$ 33,811,133	$ 14,531,149

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.